Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstarct]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant	The fair value of the Company’s stock options granted to a consultant for the six months ended June 30, 2024 and the fair value of the Company’s unvested options that were replaced by RSUs for the six months ended June 30, 2023 were estimated using the following assumptions:
	Six months ended June 30,
	2024	2023
Expected volatility	91.04%	97.57%- 104.19%
Risk free interest rate	4.73%	3.78%- 4.71%
Expected dividend	0%	0%
Expected term (in years)	5 years	2.5-3 years

Schedule of Transactions Related to the Grant of Options to Employees, Directors and Consultent	Transactions related to the grant of options to employees, directors and consultant under the Company’s options plan during the six months ended June 30, 2024 were as follows:
	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2024	9,974,095	0.05	6.41	-
Granted	740,000	0.001	5	3.58
Forfeited	(53,333)	0.20	-	-
Expired	(1,603,442)	0.47	-	-
Outstanding at June 30, 2024	9,057,320	0.19	1.1	0.29
Vested and expected to vest at end of period	9,057,320	0.19	1.1	0.29
Exercisable at June 30, 2024	7,216,358	0.23	0.86	-

Schedule of Transactions Related to Restricted Share Units	Transactions related to restricted share units (RSUs) and performance share units (PSUs) during the six months ended June 30, 2024, were as follows:
	Number of RSU and PSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2024	18,128,650	0.08
Granted	918,200	0.38
Vested	(6,050,080)	0.98
Forfeited	(3,085,680)	0.79
Outstanding at June 30, 2024	9,911,090	0.40